Expense Example - Investor A, C and Institutional - BlackRock GNMA Portfolio	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 472
Expense Example, with Redemption, 3 Years	665
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,480
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,733
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 794